Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 11,027	$ 1,132
Less: accumulated depreciation		596	50
Total property and equipment - net	$ 10,240	10,431	1,082
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,935	568
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		1,625	0
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		7,467	0
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment		$ 0	$ 564